Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001547950
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	WEAR
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2018
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017
The WEAR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The WEAR ETF
Supplement [Text Block]	wear_SupplementTextBlock

EXCHANGE LISTED FUNDS TRUST

The WEAR ETF

(the “Fund”)

Supplement dated June 29, 2018 to the Fund’s currently effective Prospectus, Summary Prospectus, and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the Fund’s currently effective Prospectus, Summary Prospectus, and Statement of Additional Information and should be read in conjunction with those documents.

On May 22, 2018, the Board of Trustees of Exchange Listed Funds Trust (the “Trust”) approved a change in the Fund’s index and investment objective. Therefore, effective on or about July 10, 2018, the following changes will be made:

1.	The name of The WEAR ETF (the “Fund”) will change to the Tactile Analytics AR/VR Virtual Technology ETF.

2.	The ticker symbol for the Fund will change to ARVR.

3.	The investment objective of the Fund will be deleted in its entirety and replaced with the following:

Investment Objective

The Tactile Analytics AR/VR Virtual Technologies ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price return performance of the EQM Tactile AR/VR Virtual Technology Index (the “Index”).

4.	The current description of the Fund’s “Principal Investment Strategies” in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the description set forth below.

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to track the performance of companies that are expected to benefit from the increased adoption of augmented reality (“AR”) and virtual reality (“VR”) technologies.

Companies eligible for inclusion in the Index include publicly-listed companies around the world in business segments and industries that engage in the creation of an artificial environment which is experienced through sensory stimuli provided by a computer (“Virtual Technology”), and derive at least 50% of their revenue from activities relating to the AR/VR supply chain, as defined by EQM Indexes LLC (the “Index Provider”) and Tactile Analytics, including companies involved in infrastructure (hardware), tools and platforms (software), applications and content (AR/VR images) and users of such content (“Virtual Technology Companies”). The Fund has adopted an investment policy to invest, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in Virtual Technology Companies.

Eligible Index constituents include U.S. and non-U.S. common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of Virtual Technology Companies that are traded on an exchange, and have a market capitalization of at least $100 million and a median daily trading volume of at least $2 million for the prior six months or have a minimum free float equivalent to 10% of shares outstanding. Additionally, an eligible Index constituent must have traded on 90% of the eligible trading days in the prior six months. The Index may include securities of new issuers, which are required to have three months of trading history and traded 90% of the eligible trading days during that time period. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries. Holdings in the Index are equal-weighted. The Index is rebalanced quarterly but may be rebalanced more frequently for specific corporate events, as determined by the Index Provider. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser or the Fund’s sub-adviser, Vident Investment Advisory, LLC (the “Sub-Adviser”) believes will help the Fund track the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

The Index Provider has partnered with Tactile Analytics to provide research support on developing the Index. Neither the Index Provider nor Tactile Analytics is affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index Provider and Tactile Analytics developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated and administered by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

5.	Under “Principal Risks” in the Prospectus and Summary Prospectus, the paragraph entitled “ADR Risk” will be deleted in its entirety and replaced with the following:

ADR/GDR Risk. The Fund may invest in depositary receipts or other securities convertible into securities of foreign issuers, including ADRs and GDRs. While ADRs and GDRs are instruments separate from their underlying reference security, investments in ADRs and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

6.	Under “Principal Risks” in the Prospectus and Summary Prospectus, the paragraph entitled “Wearable Technology Companies Risk” will be deleted in its entirety and replaced with the following:

Virtual Technology Companies Risk. The Fund invests primarily in the equity securities of Virtual Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation.

7.	Under “Additional Principal Risk Information” in the Prospectus, the paragraph entitled “ADR Risk” will be deleted in its entirety and replaced with the following:

ADR/GDR Risk. To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs and GDRs. While the use of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

8.	Under “Additional Principal Risk Information” in the Prospectus, the paragraph entitled “Wearable Technology Companies Risk” will be deleted in its entirety and replaced with the following:

Virtual Technology Companies Risk. The Fund invests primarily in the equity securities of Virtual Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Virtual Technology Companies, especially smaller, start-up companies, can be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Virtual Technology Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

9.	The paragraph under “Information Regarding the Index” in the Prospectus will be deleted in its entirety and replaced with the following:

The EQM Tactile AR/VR Virtual Technology Index was created on February 29, 2016.  The Index is rebalanced and additions are made quarterly.  Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs, or for other reasons as determined at the sole discretion of the Index Provider.  The Adviser, the Sub-Adviser, and their affiliates were not involved in the creation or commission of the Index and do not provide input to the Index Provider concerning the construction or eligibility criteria of the Index.  These announcements are also posted on the Index Provider’s website at www.eqmindexes.com.  Daily index values can be viewed on Bloomberg and Reuters.  More information about the Index may be reviewed on the following website: www.eqmindexes.com.

10.	The second paragraph under “Index/Trademark License/Disclaimer” in the Prospectus will be deleted in its entirety and replaced with the following:

The EQM Tactile AR/VR Virtual Technology Index, or the Index, is a product of the Index Provider.  Exchange Traded Concepts, LLC (the “Adviser” or “Licensee”) has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Index and the marketing names and licensed trademarks of the Index Provider (the “Index Trademarks”).  The Adviser is sub-licensing rights to the Index to the Fund.

11.	Under “Additional Principal Investment Strategies Information” in the Prospectus, the third paragraph will be deleted in its entirety and replaced with the following:

The Fund may change its investment objective and Index without shareholder approval. The Fund’s policy to invest, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in Virtual Technology Companies may be changed without shareholder approval, upon 60 days’ notice to shareholders.

12.	Under “Investment Restrictions” in the Statement of Additional Information, the following paragraph will be added as a non-fundamental policy:

3. The Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes in Virtual Technology Companies, as such term is defined in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE